SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
8	SEGMENT INFORMATION

The Group’s operating segments coincide with the types of products sold and are consistent with the reporting structure of the Group’s internal organization. The Group is engaged in manufacturing and sale of biodiesel products and copper products. The Group’s CODM has been identified as the Chief Executive Officer, who reviews the results of each of the two operating segments when making decisions about allocating resources and assessing performance of the Group. There are no inter-segment revenue transactions and, therefore, revenues are only to external customers. The Group has determined that it has two reporting segments, which are biodiesel business and copper business. All of the Group’s operations and customers are located in the PRC, as such, no geographic information is presented. The Group was solely engaged in the manufacturing and sale of biodiesel products during the year ended December 31, 2009.

The following table presents selected financial information relating to the Group’s segments in 2010 and 2011:

	2010			2011
	Biodiesel	Copper	Total	Biodiesel	Copper	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue from external customers	203,439	205,059	408,498	53,359	1,396,375	1,449,734
Interest income—(note c)	389	6	395	38	116	154
Interest expense	—	720	720	—	7,516	7,516
Share-based compensation for the share options on Engen’s ordinary shares	—	—	—	—	7,659	7,659
Depreciation and amortization—(note d)	116,857	377	117,234	53,869	6,548	60,417
Impairment loss on property, plant and equipment and land use right	992,620	—	992,620	606,191	—	606,191
Impairment loss of goodwill	—	—	—	—	41,440	41,440
Loss on disposal of property, plant and equipment	3,306	—	3,306	20	—	20
Income tax (expense) benefit—(note e)	22,878	(3,952)	18,926	5,456	(22,287)	(16,831)
Segment net income (loss)—(note a)	(1,066,879)	8,321	(1,058,558)	(716,753)	2,934	(713,819)
Segment total assets—(note b)	783,975	315,204	1,099,179	106,871	554,576	661,447
Segment liabilities—(note b)	91,102	195,765	286,867	108,631	311,352	419,983
Capital expenditures, including payments for land use rights	146,815	23,544	170,359	32,696	18,598	51,294

(a)	Reconciliation of segment net loss to consolidated net loss

	Year ended December 31,
	2010	2011
	Net loss	Net loss
	RMB	RMB
Segment net loss	(1,058,558)	(713,819)
Share-based compensation for the share options on the Company’s ordinary shares	(22,431)	(9,609)
Change in fair value of contingent consideration liabilities	(2,868)	10,361
Unallocated amounts	(22,408)	(23,556)

Consolidated net loss	(1,106,265)	(736,623)

(b)	Reconciliation of segment total assets and total liabilities to consolidated total assets and total liabilities

	December 31,
	2010		2011
	Total assets	Total liabilities	Total assets	Total liabilities
	RMB	RMB	RMB	RMB
Segment assets and liabilities	1,099,179	286,867	661,447	419,983
Unallocated amounts	239,471	49,870	45,238	35,083

Consolidated assets and liabilities	1,338,650	336,737	706,685	455,066

(c)	Reconciliation of segment interest income to consolidated interest income

	Year ended December 31,
	2010	2011
	RMB	RMB
Segment interest income	395	154
Unallocated amounts	1,037	263

Consolidated interest income	1,432	417

(d)	Reconciliation of segment total depreciation and amortization to consolidated depreciation and amortization

	Year ended December 31,
	2010	2011
	RMB	RMB
Segment depreciation and amortization	117,234	60,417
Unallocated amounts	433	392

Consolidated depreciation and amortization, including land use rights expense	117,667	60,809

(e)	Reconciliation of segment income tax benefit to consolidated income tax benefit (expense)

	Year ended December 31,
	2010	2011
	RMB	RMB
	RMB	RMB
Segment income tax benefit (expense)	18,926	(16,831)
Unallocated amounts	(1,180)	(1,252)

Consolidated income tax benefit (expense)	17,746	(18,083)